Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Fair value Measurement (Table)

	December 31, 2025		December 31, 2024
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$273,876	$273,876	$141,375	$141,375
Time deposits	$199,100	$199,100	$26,150	$26,150
Restricted cash and other instruments	$164,120	$164,120	$106,249	$106,249
Derivative assets	$5,234	$5,234	$20,406	$20,406
Due from related parties	$148	$148	$342	$342
Due to related parties	$(692)	$(692)	$(723)	$(723)
Credit facilities and financial liabilities, including current portion, net	$(689,142)	$(694,709)	$(684,057)	$(691,099)

	Fair Value Measurements as at December 31, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$273,876	$273,876	$—	$—
Time deposits	$199,100	$199,100	$—	$—
Restricted cash and other instruments	$164,120	$164,120	$—	$—
Derivative assets	$5,234	$—	$5,234	$—
Due from related parties	$148	$148	$—	$—
Due to related parties	$(692)	$(692)	$—	$—
Credit facilities and financial liabilities, including current portion, net	$(694,709)	$—	$(694,709)	$—

	Fair Value Measurements as at December 31, 2024
	Total	Level I	Level II	Level III
Cash and cash equivalents	$141,375	$141,375	$—	$—
Time deposits	$26,150	$26,150	$—	$—
Restricted cash	$106,249	$106,249	$—	$—
Derivative assets	$20,406	$—	$20,406	$—
Due from related parties	$342	$342	$—	$—
Due to related parties	$(723)	$(723)	$—	$—
Credit facilities and financial liabilities, including current portion, net	$(691,099)	$—	$(691,099)	$—